Basic and Diluted Net Loss Per Share - Schedule of Computes Basic Net Income (Loss) Per Share (Details) - Common Stock [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share of common stock:
Net Income (Loss) for the period	$ 5,426,409	$ (31,641,742)	$ (36,798,419)	$ (12,268,216)
Preferred stock dividend	(125,187)
Net income (loss) for the period – basic	$ 5,301,222	$ (31,641,742)
Weighted average number of shares of common stock - basic (in Shares)	428,558	381,518	381,543	381,266
Net Income (Loss) per share of common stock - basic (in Dollars per share)	$ 12.37	$ (82.94)	$ (96.45)	$ (32.18)
Diluted earnings per share of common stock:
Net income (loss) for the period - basic	$ 5,301,222	$ (31,641,742)
Change in fair value of dilutive convertible notes	(17,801,538)
Change in fair value of dilutive warrants	(1,794,334)
Net Income (loss) for the period - diluted	(14,294,650)	(31,641,742)
Convertible notes	3,819,542
Warrants	$ 331,722
Weighted average number of shares of common stock - diluted (in Shares)	4,579,822	381,518	381,543	381,266
Net Income (Loss) per share of common stock - diluted (in Dollars per share)	$ (3.12)	$ (82.94)	$ (96.45)	$ (32.18)